OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Assets [Abstract]
Disclosure of detailed information about other assets [Text Block]
As of December 31, 2018 and 2017 the Bank’s other assets, net consist of:

Other Assets	December 31, 2018	December 31, 2017
In millions of COP
Tax advance	867,120	480,523
Marketable and non-marketable for sale assets	654,207	580,438
Prepaid expenses	346,012	287,550
Other receivables (1)	286,583	200,645
Assets pledged as collateral	253,546	192,036
Receivables related to abandoned accounts (2)	172,671	147,228
Receivable Sales of goods and service	141,098	117,540
Commission receivables	99,185	97,710
Accounts receivable from contracts with customers (3)	86,759	90,590
Balance in credit card clearning house	61,539	66,788
Interbank Borrowings not classified as cash equivalents	55,690	125,963
Operating leases	55,450	38,653
Commission for letters of credit	25,399	72,927
Debtors	22,054	10,510
Taxes receivable	4,882	7,199
Others	166,125	34,498
Total other assets	3,298,320	2,550,798
Allowance others	(64,139)	(71,761)
Total other assets, net	3,234,181	2,479,037

(1)	As of December 31, 2018, corresponds to reconciling items on correspondent banks and mortgage-backed securities´ interest.
(2)
The item corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).

(3)	See Note 24.3 Fees and commissions.